Leases	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Leases
36)
LEASES

Leases as lessee

The Group leases properties for offices. The lease typically runs for a period of 1-12 years. Some leases also include common area maintenance charges along with monthly rentals.

Information about leases for which the Group is a lessee is presented below:

i) Right-of-use assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2022	2023
Opening balance	14,038	11,618
Additions to right-of-use assets	1,891	7,530
Acquisitions through business combination (refer note 7(b) and 7(c))	—	202
Derecognition of right-of-use assets	(876)	(1,245)
Depreciation charged during the year	(3,064)	(3,220)
Effect of movements in foreign exchange rates	(371)	(954)
Closing Balance	11,618	13,931

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2021	2022	2023
Interest on lease liabilities (refer note 16)	1,867	1,569	1,554
Depreciation on right-of-use assets (refer note 18)	4,333	3,064	3,220

iii) Amounts recognised in statement of cash flows

	For the year ended March 31
	2021	2022	2023
Total cash outflows for leases (principal + interest)	3,912	3,340	3,969

iv) Extension option

Some property leases contain extension options exercisable by the Group for 3-5 years after the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Impact of COVID-19 pandemic

The Group had adopted amendment in IFRS 16 related to COVID 19 – Related Rent Concession which provide lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. It requires lessees that apply the exemption to account for COVID-19-related rent concessions as if they were not lease modifications. Lessees need to disclose that fact and need to apply the exemption retrospectively in accordance with IAS 8, but they do not require to restate prior period numbers. The practical expedient is available only for lease payments originally due up to June 2022, the Group has applied this practical expedient to all those rent concessions that meet the conditions prescribed in the said amendment. Accordingly, the Group has reversed lease liabilities with a corresponding recognition of income in Statement of Profit or Loss and Other Comprehensive Income of USD 24 for the year ended March 31, 2023 (March 31, 2022: USD 240).